Property, Plant and Equipment (Summary of Reconciliation of Changes in Property Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	$ 1,174	$ 1,259
Additions	1,931	2,081
Additions - ROU	237	417
Disposals	33	56
Transfers	0	0
Foreign currency translation and other	68	3
Depreciation	(1,633)	(1,567)
Depreciation - ROU	427	420
Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	21,345
Ending balance	21,573	21,345
Land Improvements 1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	27	28
Additions	0	0
Additions - ROU	0	0
Disposals	2	4
Transfers	211	119
Foreign currency translation and other	4	(14)
Depreciation	(46)	(45)
Depreciation - ROU	$ 2	2
Useful Life Range	3 – 85
Land Improvements 1 [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,200
Ending balance	1,366	1,200
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	362	368
Additions	1	1
Additions - ROU	25	61
Disposals	14	11
Transfers	162	222
Foreign currency translation and other	18	(40)
Depreciation	(211)	(210)
Depreciation - ROU	$ 56	56
Useful Life Range	1 – 65
Buildings and Improvements [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 5,916
Ending balance	5,847	5,916
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	785	863
Additions	14	7
Additions - ROU	212	356
Disposals	17	30
Transfers	1,456	1,632
Foreign currency translation and other	47	(5)
Depreciation	(1,233)	(1,170)
Depreciation - ROU	$ 369	362
Useful Life Range	1 – 80
Machinery And Equipment [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 10,832
Ending balance	11,020	10,832
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Additions	0	0
Additions - ROU	0	0
Disposals	1	2
Transfers	239	296
Foreign currency translation and other	(7)	20
Depreciation	(143)	(142)
Depreciation - ROU	$ 0	0
Useful Life Range	1 – 60
Mine development costs [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,287
Ending balance	1,377	1,287
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Additions	1,916	2,073
Additions - ROU	0	0
Disposals	1	9
Transfers	(2,068)	(2,269)
Foreign currency translation and other	6	42
Depreciation	0	0
Depreciation - ROU	0	0
Assets Under Construction [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,110
Ending balance	$ 1,963	$ 2,110